Commitments and Contingencies (Future Minimum Lease Payments for Capitalized Leases and Rental Payments for Operating Leases) (Detail) ¥ in Millions	Mar. 31, 2016 JPY (¥)
Capitalized leases
2017	¥ 10,053
2018	9,075
2019	8,290
2020	6,330
2021	3,841
2022 and thereafter	1,384
Total minimum lease/rental payments	38,973
Amount representing interest	1,162
Present value of minimum lease payments	37,811
Operating leases
2017	53,117
2018	46,086
2019	40,736
2020	36,399
2021	33,830
2022 and thereafter	66,720
Total minimum lease/rental payments	¥ 276,888